Share Repurchase - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Equity, Class of Treasury Stock [Line Items]
Treasury stock acquired, shares	845,139
Payment for purchase of treasury stock	$ 8,520,763
American Depositary Share
Equity, Class of Treasury Stock [Line Items]
Treasury stock acquired, shares	1,690,278